Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement
Provisions for employee benefits	€ 1,136	€ 1,117
Other benefit plans
Statement
Provisions for employee benefits	278	309
Defined benefit plan
Statement
Provisions for employee benefits	858	808
Italian defined benefit plans
Statement
Provisions for employee benefits	269	275
Foreign defined benefit plan
Statement
Provisions for employee benefits	412	385
FISDE and other foreign medical plans
Statement
Provisions for employee benefits	€ 177	€ 148